Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2022	2021
	£m	£m
US$30bn Euro Medium Term Note Programme	3	5
Structured Notes Programmes	375	413
Eurobonds	102	142
Structured deposits	321	223
Collateral and associated financial guarantees	2	20
	803	803